Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Consolidated Balance Sheets
Ordinary share, par or stated value per share (in dollars per share)	$ 0.025	$ 0.025
Ordinary share, shares authorized	24,000,000	24,000,000
Ordinary share, shares, issued	23,906,985	22,311,215
Ordinary share, shares, outstanding	23,906,985	22,311,215